Consolidated statement of cash flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	[3]	Dec. 31, 2021
Cash flows from operating activities
Profit (loss) before tax (being tax attributable to shareholders' and policyholders' returns)	[1]	$ 2,272		$ (519)	[2]	$ 3,018
Adjustments to profit before tax for non-cash movements in operating assets and liabilities:
Investments		(14,539)		22,717		(14,553)
Other non-investment and non-cash assets		23		(35)		2,658
Insurance and reinsurance contract assets and liabilities under IFRS 17		12,787		(20,440)
IFRS 4 policyholder liabilities (including unallocated surplus of with-profits funds)						9,095
Other non-insurance liabilities		42		(665)		16
Investment income and interest payments included in profit before tax		(4,378)		(3,912)		(3,738)
Operating cash items:
Interest receipts		2,872		2,589		2,328
Interest payments		(75)		(16)		(11)
Dividend receipts		1,650		1,523		1,480
Tax paid		(406)		(449)		(453)
Other non-cash items		584		285		438
Net cash flows from operating activities	[4]	832		1,078		278
Cash flows from investing activities
Purchases of property, plant and equipment		(44)		(34)		(36)
Proceeds from disposal of property, plant and equipment		2
Acquisition of businesses and intangibles	[5]	(415)		(298)		(773)
Cash advanced to CPL	[4]	(176)
Disposal of Jackson shares		273		293		83
Net cash flows from investing activities		(360)		(39)		(726)
Structural borrowings of shareholder-financed operations:
Issuance of debt, net of costs	[6]			346		995
Redemption of debt	[6]	(393)		(2,075)		(1,250)
Interest paid	[6]	(188)		(204)		(314)
Payment of principal portion of lease liabilities		(93)		(101)		(118)
Equity capital:
Issues of ordinary share capital		4		(4)		2,382
External dividends:
Dividends paid to equity holders of the Company		(533)		(474)		(421)
Dividends paid to non-controlling interests		(7)		(8)		(9)
Net cash flows from financing activities		(1,210)		(2,520)		1,265
Net (decrease) increase in cash and cash equivalents from continuing operations		(738)		(1,481)		817
Net decrease in cash and cash equivalents from discontinued US operations						(1,621)
Cash and cash equivalents at 1 Jan		5,514	[3],[7]	7,170	[7]	8,018
Effect of exchange rate changes on cash and cash equivalents		(25)		(175)		(44)
Cash and cash equivalents at 31 Dec		$ 4,751		$ 5,514	[7]	$ 7,170	[3],[7]

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders.
[2]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results and the related notes have been re-presented from those previously published. The 2021 comparative results and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis as previously published. Therefore, the 2021 comparative results are not comparable to the 2023 and 2022 results. Refer to note A3.1 for accounting policies that form the basis for the 2021 IFRS 4 disclosures.
[3]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results have been re-presented from those previously published. Results for the year ended 31 December 2021 and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.
[4]	Included in net cash flows from operating activities are dividends from joint ventures and associates of $209 million (2022: $112 million, 2021: $175 million). Cash advanced to CPL, the Group’s joint venture in the Chinese Mainland, of $176 million was made in anticipation of a future capital injection as described in note D3.
[5]	Cash flows from acquisition of business and intangibles include amounts paid for distribution rights. There were no acquisitions of businesses in the year.
[6]	Structural borrowings of shareholder-financed businesses exclude borrowings to support short-term fixed income securities programmes, lease liabilities and other borrowings of shareholder-financed businesses. Cash flows in respect of these borrowings are included within cash flows from operating activities.
[7]	The Group has adopted IFRS 9 'Financial instruments' and IFRS 17 ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 31 December 2022 and 1 January 2022 comparative statements of financial position and related notes have been re-presented from those previously published